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                                                 OPPENHEIMERFUNDS
Patricia C. Foster                               OppenheimerFunds, Inc.
Vice President                                   Rochester Division
and Assistant Counsel                            350 Linden Oaks
                                                 Rochester, NY 14625-2807
                                                 Tel 716 383-1300


                                                 April 30, 1997



Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

           RE:    Oppenheimer International Bond Fund ("Registrant")
                  Reg No.   33-58383
                  File No.  811-07255

To the Securities and Exchange Commission:

         An electronic filing is hereby made on behalf of the Registrant pursuant to Rule 497(e) of the Securities Act of 1933, as amended. Such filing includes a supplement dated May 1, 1997 to the Registrant's Prospectus dated February 1, 1997.

         If there are any questions, please contact the undersigned.

                                                 Sincerely,


                                                 /s/ Patricia C. Foster
                                                --------------------------
                                                Patricia C. Foster
                                                Vice President
                                                and Assistant  Counsel
                                                (800) 552-1149

cc:      Deloitte & Touche LLP
         Myer, Swanson, Adams & Wolf P.C.
         Gloria LaFond
         Grace Loffredo

                       OPPENHEIMER INTERNATIONAL BOND FUND
                       Supplement dated May 1, 1997 to the
                        Prospectus dated February 1, 1997

The Prospectus is changed as follows:

1. The first footnote under the "Shareholder Transaction Expenses" table on page 3 is revised to read as follows:

(1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans", as defined in "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 30) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares", below.

2. In "Class A Shares" under "Classes of Shares" on page 26 the second sentence is replaced by the following: "If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge."

3. The following is added to "Which Class of Shares Should You Choose? - How Does it Affect Payments To My Broker?" on page 28: "The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers."

4. In the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 31 the first sentence is replaced by the following:

         The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million,
                                                                    [continued]
plus 0.25% of purchases over $5 million, calculated on a calendar year basis.

5. In the third paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 31, the first sentence is replaced by the following:

If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

6. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 32 is replaced by the following: "The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies."

7. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 34 is replaced by the following:

         o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

         o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);
                                                                   [continued]

8. The following subparagraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 35:

         o for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

         o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

9. The following sentence is added to the end of the fourth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 37:

If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

10. The following is added as a new penultimate sentence to the fifth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 37:

         If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

11. The introductory phrase in the fifth sub-paragraph of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 38 is replaced with the following and a new sub-section (6) is added as follows:

         o distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype
                                                                    [continued]

401(k) plans . . .  (6) for loans to participants or beneficiaries.

12. The following sub-paragraph is added at the end of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 38:

         o Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

13. The section captioned "Special Investor Services" which begins on page 39 is revised by adding the following after the sub-section captioned "PhoneLink" on page 40:

Shareholder Transactions by Fax. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.




May 1, 1997                                                          PS0880.010








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